Summary of significant accounting policies - Analysis of Different Types of Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net revenues
Product revenue	$ 1,412	$ 8,269	$ 54,604
Live streaming revenue	20,866	26,920	31,031
Total	186,683	181,267	232,132
Subscription and circulation [Member]
Net revenues
Revenue from Contract with Customer, Including Assessed Tax	84,299	81,532	81,877
Advertising
Net revenues
Revenue from Contract with Customer, Including Assessed Tax	13,206	15,643	27,781
Product and Service, Other [Member]
Net revenues
Revenue from Contract with Customer, Including Assessed Tax	$ 66,900	$ 48,903	$ 36,839